BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2020
BIOLOGICAL ASSETS
BIOLOGICAL ASSETS

13.BIOLOGICAL ASSETS

The rollforward of biological assets is set forth below:

Balances on December 31, 2018	4,935,905
Business combination	4,579,526
Addition	2,849,039
Depletion	(1,905,118)
Gain on fair value adjustment	185,399
Disposal	(23,764)
Other write-offs	(49,488)
Balances on December 31, 2019	10,571,499
Addition	3,392,975
Depletion	(3,094,742)
Transfers (1)	(23,471)
Gain on fair value adjustment	466,484
Disposal	(93,847)
Other write-offs	(57,688)
Balances on December 31, 2020	11,161,210
1)	Includes transfer to assets held for sale as disclosed in note 1.2.2.

The calculation of fair value of the biological assets falls under Level 3 in the hierarchy set forth in IFRS 13 — Measurement of Fair Value, due to the complexity and structure of calculation.

The main assumptions, Average annual growth (“IMA”), discount rate, and average gross  selling price of eucalyptus,  stand out as being the most sensitive where increases or reductions in these assumptions generate significant gains or losses in the measurement of fair value.

The assumptions used in measurement of the fair value of biological assets were:

(i)	Average cycle of forest formation of 6 and 7 years;
(ii)	Effective area of forest from the 3rd year of planting;
(iii)

IMA consists of the estimated volume of production of wood with bark in m3 per hectare, ascertained based on the genetic material used in each region, silvicultural practices and forest management, production potential, climate factors and ground conditions;

(iv)

The estimated average standard cost per hectare includes expenses on silvicultural and forest management applied to each year of formation of the biological cycle of forests, plus costs of land lease agreements and opportunity cost of own land;

(v)	The average gross selling prices of eucalyptus were based on specialized research on transactions carried out by the Company with independent third parties; and
(vi)	The discount rate used in cash flows is measured based on capital structure and other economic assumptions in an independent market participant in the sale of standing wood (forests).

The following table discloses the measurement of the premises adopted:

	December 31,	December 31,
	2020	2019
Planted useful area (hectare)	1,020,176	988,720
Mature assets	111,866	86,352
Immature assets	908,310	902,368
Average annual growth (IMA) – m3/hectare/year	38.43	38.34
Average gross sale price of eucalyptus – R$/m3	70.22	66.81
Discount rate - %	8.9%	8.4%

The pricing model considers net cash flows, after deduction of taxes on profit at the applicable rates.

The fair value adjustment justified by variation of indicators mentioned above, which combined, resulted in a positive variation of R$466,484 recognized under other operating income (expense), net.

	December 31,	December 31,
	2020	2019
Physical changes	156,906	(347,409)
Price	309,578	532,808
	466,484	185,399

The Company manages the financial risks related to agricultural activities in a preventive manner. To reducing risks from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses.

On December 31, 2020, the Company has R$140,142 of biological assets in formation pledged related to the sale of forests to Bracell, as disclosed in the notes 1.2.2 and 32.1.The Company has no biological assets pledged as of December 31, 2019.